SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

December 31, 2019 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 68.11%
Angola — 2.97%
$ 200,000	Angolan Government International Bond, 8.00%, 11/26/29	$213,844
200,000	Angolan Government International Bond, 9.13%, 11/26/49	214,207
200,000	Angolan Government International Bond, 9.38%, 5/8/48	219,588

		647,639

Argentina — 2.13%
289,684	Argentine Republic Government International Bond, STEP, 3.75%, 12/31/38	140,497
240,000(a)	Argentine Republic Government International Bond, 3.88%, 1/15/22	128,009
120,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	62,205
250,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	134,397

		465,108

Azerbaijan — 0.68%
150,000	Republic of Azerbaijan International Bond, 3.50%, 9/1/32	147,403

Bahamas — 2.05%
400,000	Bahamas Government International Bond, 6.00%, 11/21/28	446,675

Brazil — 3.38%
200,000	Brazilian Government International Bond, 4.50%, 5/30/29	212,400
530,000	Brazilian Government International Bond, 4.75%, 1/14/50	525,405

		737,805

Costa Rica — 1.96%
200,000	Costa Rica Government International Bond, 6.13%, 2/19/31	213,100
200,000	Costa Rica Government International Bond, 7.16%, 3/12/45	213,310

		426,410

Dominican Republic — 3.17%
305,000	Dominican Republic International Bond, 5.50%, 1/27/25	328,300
100,000	Dominican Republic International Bond, 5.95%, 1/25/27	110,496
230,000	Dominican Republic International Bond, 6.40%, 6/5/49	252,547

		691,343

Ecuador — 3.33%
400,000	Ecuador Government International Bond, 7.88%, 1/23/28	356,029
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	184,044
200,000	Ecuador Government International Bond, 9.50%, 3/27/30	186,717

		726,790

Egypt — 3.24%
4,000,000(b)	Egypt Government Bond, 16.10%, 5/7/29	279,390

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$ 200,000	Egypt Government International Bond, 4.55%, 11/20/23	$204,259
200,000	Egypt Government International Bond, 8.70%, 3/1/49	223,641

		707,290

El Salvador — 1.04%
150,000	El Salvador Government International Bond, 7.13%, 1/20/50	160,182
58,000	El Salvador Government International Bond, 7.65%, 6/15/35	66,149

		226,331

Guatemala — 0.98%
200,000	Guatemala Government Bond, 4.90%, 6/1/30	214,000

Honduras — 0.75%
150,000	Honduras Government International Bond, 6.25%, 1/19/27	163,954

Indonesia — 1.01%
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.45%, 2/20/29	220,682

Ivory Coast — 0.52%
43,000(a)	Ivory Coast Government International Bond, 5.88%, 10/17/31	50,188
53,000(a)	Ivory Coast Government International Bond, 6.88%, 10/17/40	62,076

		112,264

Kenya — 1.00%
200,000	Kenya Government International Bond, 8.00%, 5/22/32	218,062

Lebanon — 0.95%
65,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22	31,903
40,000	Lebanon Government International Bond, GMTN, 6.60%, 11/27/26	17,761
60,000	Lebanon Government International Bond, GMTN, 6.65%, 11/3/28	26,647
66,000	Lebanon Government International Bond, GMTN, 6.65%, 2/26/30	29,416
83,000	Lebanon Government International Bond, GMTN, 7.05%, 11/2/35	37,358
141,000	Lebanon Government International Bond, 7.25%, 3/23/37	63,517

		206,602

Mexico — 3.34%
265,000	Mexico Government International Bond, 4.50%, 4/22/29	291,141
200,000	Mexico Government International Bond, 4.50%, 1/31/50	216,662
200,000	Mexico Government International Bond, MTN, 4.75%, 3/8/44	220,865

		728,668

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Mongolia — 1.29%
$275,000	Mongolia Government International Bond, MTN, 5.13%, 12/5/22	$281,492

Montenegro — 0.66%
130,000(a)	Montenegro Government International Bond, 2.55%, 10/3/29	144,567

Nigeria — 2.07%
200,000	Nigeria Government International Bond, 7.88%, 2/16/32	207,708
90,000,000(b)	Nigeria OMO Bill, 0.00%, 2/27/20(c)	243,047

		450,755

Oman — 0.96%
200,000	Oman Government International Bond, 6.00%, 8/1/29	209,209

Pakistan — 0.95%
200,000	Pakistan Government International Bond, 6.88%, 12/5/27	208,161

Paraguay — 2.11%
400,000	Paraguay Government International Bond, 5.40%, 3/30/50	458,913

Peru — 0.91%
95,000	Peruvian Government International Bond, 2.84%, 6/20/30	98,067
90,000	Peruvian Government International Bond, 4.13%, 8/25/27	100,922

		198,989

Qatar — 3.12%
550,000	Qatar Government International Bond, 4.82%, 3/14/49	680,681

Romania — 1.23%
85,000(a)	Romanian Government International Bond, 3.50%, 4/3/34	107,148
116,000(a)	Romanian Government International Bond, 4.63%, 4/3/49	160,767

		267,915

Russia — 5.43%
200,000	Russian Foreign Bond - Eurobond, 4.25%, 6/23/27	218,743
200,000	Russian Foreign Bond - Eurobond, 4.38%, 3/21/29	222,913
400,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	479,887
200,000	Russian Foreign Bond - Eurobond, 5.63%, 4/4/42	261,973

		1,183,516

South Africa — 0.89%
200,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	194,798

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Sri Lanka — 2.76%
$ 200,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	$199,957
200,000	Sri Lanka Government International Bond, 6.85%, 3/14/24	203,100
200,000	Sri Lanka Government International Bond, 7.55%, 3/28/30	198,006

		601,063

Trinidad & Tobago — 0.98%
200,000	Trinidad & Tobago Government International Bond, 4.50%,
	8/4/26	213,692

Tunisia — 4.27%
100,000(a)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	111,344
400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	373,410
400,000(a)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	445,126

		929,880

Turkey — 1.45%
310,000	Turkey Government International Bond, 5.60%, 11/14/24	315,431

Ukraine — 2.63%
200,000	Ukraine Government International Bond, 7.75%, 9/1/23	217,415
200,000	Ukraine Government International Bond, 7.75%, 9/1/26	218,753
125,000	Ukraine Government International Bond, 7.75%, 9/1/27	136,879

		573,047

United Arab Emirates — 0.89%
200,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49	195,000

Uruguay — 0.81%
150,000	Uruguay Government International Bond, 4.98%, 4/20/55	176,625

Uzbekistan — 2.02%
205,000	Republic of Uzbekistan Bond, 4.75%, 2/20/24	217,809
200,000	Republic of Uzbekistan Bond, 5.38%, 2/20/29	222,606

		440,415

Venezuela — 0.18%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(d)	9,987
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(d)	8,672
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(d)	19,975

		38,634

Total Foreign Government Bonds		14,849,809

(Cost $14,420,303)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 25.92%
Azerbaijan — 1.09%
$ 200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	$237,242

Brazil — 2.90%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	230,461
122,000	Petrobras Global Finance BV, 5.09%, 1/15/30(e)	130,791
145,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	166,025
90,000	Petrobras Global Finance BV, 6.90%, 3/19/49	105,715

		632,992

China — 4.00%
200,000	China Minmetals Corp., 4.45%, (f),(g)	203,205
220,000	CNAC HK Finbridge Co. Ltd., 3.88%, 6/19/29	227,869
200,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	224,443
200,000	Tencent Holdings Ltd., 3.98%, 4/11/29	215,645

		871,162

Ecuador — 0.83%
183,333	Petroamazonas EP, 4.63%, 11/6/20	181,500

Indonesia — 4.10%
254,000	Minejesa Capital BV, 4.63%, 8/10/30	263,817
200,000	Pertamina Persero PT, 4.70%, 7/30/49	213,585
200,000	Perusahaan Listrik Negara PT, 3.38%, 2/5/30(e)	200,236
200,000	Perusahaan Listrik Negara PT, 4.88%, 7/17/49	216,738

		894,376

Israel — 0.98%
154,758	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(e)	161,100
50,242	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(e)	52,676

		213,776

Kazakhstan — 2.20%
400,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	479,500

Mexico — 4.43%
56,000	Petroleos Mexicanos, 5.63%, 1/23/46	50,414
110,000	Petroleos Mexicanos, 6.35%, 2/12/48	106,557
105,000	Petroleos Mexicanos, 6.50%, 3/13/27	111,311
200,000	Petroleos Mexicanos, 6.84%, 1/23/30	213,980
2,500,000(b)	Petroleos Mexicanos, 7.19%, 9/12/24	119,099
333,000	Petroleos Mexicanos, 7.69%, 1/23/50	364,871

		966,232

Mongolia — 0.94%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	204,220

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
South Africa — 1.01%
$205,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	$219,596

Trinidad & Tobago — 0.97%
200,000	Trinidad Generation UnLtd, 5.25%, 11/4/27	212,000

Ukraine — 0.34%
70,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23	73,688

United Arab Emirates — 1.88%
200,000	MDGH - GMTN BV, 2.50%, 11/7/24(e)	200,686
200,000	MDGH - GMTN BV, 3.70%, 11/7/49(e)	208,000

		408,686

Venezuela — 0.25%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(d)	13,453
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20	41,600

		55,053

Total Corporate Bonds		5,650,023

(Cost $5,627,943)

Contracts
Put Option Purchased — 0.00%
1	S & P 500 Index, Strike Price USD 3,000.00, Expires 1/17/20, Notional Amount $300,000	310

Total Put Option Purchased		310

(Cost $2,952)

Shares
Investment Company — 1.71%
371,895	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	371,895

Total Investment Company		371,895

(Cost $371,895)
Total Investments		$20,872,037
(Cost $20,423,093) — 95.74%
Other assets in excess of liabilities — 4.26%		929,633

NET ASSETS — 100.00%		$21,801,670

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

(a)	Principal amount denoted in Euros.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(g)	Perpetual security with no stated maturity date.
(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Foreign currency exchange contracts as of December 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	262,264	USD	62,631	Citibank N.A.	2/4/20	$2,495
BRL	211,479	USD	50,182	Citibank N.A.	2/4/20	2,333
BRL	105,609	USD	24,982	Citibank N.A.	2/4/20	1,243
BRL	866,355	USD	210,000	Citibank N.A.	2/4/20	5,138
BRL	213,728	USD	50,703	Citibank N.A.	2/4/20	2,371
BRL	187,550	USD	44,335	Citibank N.A.	2/4/20	2,239
BRL	687,821	USD	163,857	Citibank N.A.	2/4/20	6,947
BRL	141,405	USD	33,309	Citibank N.A.	2/4/20	1,805
EUR	60,000	USD	66,817	Citibank N.A.	2/20/20	699
IDR	3,124,880,000	USD	219,582	Citibank N.A.	2/20/20	5,418
INR	1,958,911	USD	27,347	Citibank N.A.	2/20/20	24
INR	5,109,844	USD	71,340	Citibank N.A.	2/20/20	57
INR	4,895,604	USD	68,367	Citibank N.A.	2/20/20	36
MXN	560,000	USD	28,839	Citibank N.A.	2/20/20	554
MXN	5,329,000	USD	270,165	Citibank N.A.	2/20/20	9,536
RUB	7,181,986	USD	111,205	Citibank N.A.	2/20/20	3,787
RUB	7,181,986	USD	111,189	Citibank N.A.	2/20/20	3,803
RUB	5,945,290	USD	92,104	Citibank N.A.	2/20/20	3,087
ZAR	3,106,893	USD	210,000	Citibank N.A.	2/20/20	10,338
ZAR	550,000	USD	36,771	Citibank N.A.	2/20/20	2,235

						$64,145

USD	102,364	BRL	433,164	Citibank N.A.	2/4/20	$(5,202)
USD	107,636	BRL	455,429	Citibank N.A.	2/4/20	(5,459)
JPY	22,997,000	USD	212,795	Citibank N.A.	2/20/20	(535)
USD	1,572,393	EUR	1,412,000	Citibank N.A.	2/20/20	(16,481)
USD	36,782	EUR	33,000	Citibank N.A.	2/20/20	(352)
USD	43,408	ZAR	642,721	Citibank N.A.	2/20/20	(2,173)
USD	54,260	ZAR	804,829	Citibank N.A.	2/20/20	(2,818)
USD	54,260	ZAR	804,704	Citibank N.A.	2/20/20	(2,809)
USD	98,072	ZAR	1,453,020	Citibank N.A.	2/20/20	(4,975)
USD	16,646	NGN	6,267,095	Citibank N.A.	2/24/20	(450)
USD	74,906	NGN	28,183,217	Citibank N.A.	2/24/20	(1,976)
USD	46,897	NGN	17,656,924	Citibank N.A.	2/26/20	(1,256)
USD	91,551	NGN	34,487,764	Citibank N.A.	2/26/20	(2,503)
USD	678,194	OMR	263,275	HSBC Bank Plc	10/28/20	(1,522)

						$(48,511)

Total						$15,634

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Financial futures contracts as of December 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
EURO-BOBL Future	8	March 2020	$3,565	EUR $	1,199,148	Credit Suisse First Boston Corp.

Total			$3,565

Interest rate swaps as of December 31, 2019:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
3.30%	CLP-CITILDN	Expiration	Citigroup Global Markets Inc.	2/20/30	CLP 134,544	$(5,349)
3.26%	CLP-BCSANT	Expiration	Citigroup Global Markets Inc.	2/20/30	CLP 61,436	(2,135)

						$(7,484)

Total						$(7,484)

Credit default swaps buy protection as of December 31, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Saudi Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/24	USD 839	$(10,294)	$(7,496)	$(17,790)
1.00%	Brazil Government International Bond	Quarterly	Barclays Bank plc	12/20/24	USD 1,120	17,708	(18,584)	(876)
1.00%	Mexico Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/24	USD 645	4,257	(11,088)	(6,831)
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank plc	12/20/20	USD 84	1,313	(71)	1,242

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank plc	12/20/20	USD 71	877	173	1,050
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank plc	12/20/20	USD 70	865	170	1,035

Total						$14,726	$(36,896)	$(22,170)

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

OMR - Omani Rial

RUB - Russian Ruble

STEP - Step Coupon Bond

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	68.11%
Energy	12.60%
Utilities	6.16%
Financial	3.16%
Basic Materials	3.01%
Communications	0.99%
Other*	5.97%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.